Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Asset [Abstract]
Schedule of Other Assets

		December 31, 2023	December 31, 2022
	Note	$	$
Financial assets
Investments held for self-insured liabilities	23	204.5	156.8
Holdbacks on long-term contracts		25.2	33.7
Other		48.6	27.0
Non-financial assets
Other		18.0	17.3
		296.3	234.8
Less current portion - financial		15.8	9.1
Less current portion - non-financial		1.3	1.1
Long-term portion		279.2	224.6

Schedule of Fair Value and Amortized Cost
Their fair value and amortized cost are as follows:

	December 31, 2023		December 31, 2022
	$		$
	Fair Value	Amortized Cost/Cost	Fair Value	Amortized Cost/Cost
Bonds	127.2	125.0	104.4	105.1
Equity securities	77.3	66.3	52.4	51.8
Total	204.5	191.3	156.8	156.9

Schedule of Disclosure of the Bond Portfolio Stated at Fair Value	The terms to maturity of the bond portfolio, stated at fair value, are as follows:

	December 31, 2023	December 31, 2022
	$	$
Within one year	0.4	1.3
After one year but not more than five years	43.1	45.7
More than five years	83.7	57.4
Total	127.2	104.4